INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of	As of
	December 31,	June 30,
	2024	2025
	US$	US$
Cost:
Computer software	3,513	3,710
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	12,711	12,733
Strategic contract	20,461	20,461
Unpatented technology	3,633	3,633
	62,720	62,939
Accumulated amortization:
Computer software	(2,989)	(3,159)
License agreement	(5,470)	(5,470)
Internet domain name	(55)	(63)
Brand name	(3,108)	(3,131)
Strategic contract	(2,640)	(4,255)
Unpatented technology	(2,927)	(3,532)
	(17,189)	(19,610)

Impairment *:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(7,539)
	(34,447)	(34,447)
Intangible assets, net	11,084	8,882
*	The impairment as of December 31, 2024 and June 30, 2025 was due to the impairment incurred in prior years. There was no impairment loss recognized for the six months ended June 30, 2024 and 2025.

Schedule of estimated amortization expense

US$

2025 remaining	1,644
2026	3,084
2027	3,084
2028	1,035
2029 and thereafter	35

Total	8,882